OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 51,790	$ 46,527	$ 46,695
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	35,305	30,709	26,735
North America [Member]
Segment Reporting Information [Line Items]
Revenues	4,666	4,019	5,198
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	4,425	4,976	5,673
India [Member]
Segment Reporting Information [Line Items]
Revenues	3,501	4,691	6,480
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 3,893	$ 2,132	$ 2,609